Segment information (Tables)	3 Months Ended
Mar. 31, 2013
Interest Revenue (Expense), Net [Abstract]
Segment Reporting Information Interest Revenue [Text Block]
The following are included in segment income/(loss):

Interest revenue
South Africa	2	7
Continental Africa	-	2
Australasia	-	1
Americas	3	1
Other, including Corporate and Non-gold producing subsidiaries	1	1
Total interest revenue	6	12

Segment Reporting Information Interest Expense [Text Block]
Interest expense
South Africa	3	1
Continental Africa	1	1
Australasia	2	-
Americas	1	-
Other, including Corporate and Non-gold producing subsidiaries	53	42
Total interest expense	60	44

Reconciliation from Segment Totals to Consolidated [Abstract]
Segment assets
	At March 31,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa	3,225	3,570
Continental Africa	4,966	4,752
Australasia	1,093	1,007
Americas	2,880	2,894
Other, including Corporate and Non-gold producing subsidiaries	711	879
Total segment assets	12,875	13,102

Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Text Block]

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	297	684
Exploration costs	(77)	(75)
General and administrative expenses	(68)	(70)
Market development costs	(1)	(1)
Non-hedge derivative gain and movement on bonds	155	124
Taxation expense	(86)	(265)
Noncontrolling interests	(8)	(13)
Net income - attributable to AngloGold Ashanti	212	384

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information, Equity Income (Loss) In Associates [Text Block]
	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
South Africa	1	-
Continental Africa	15	12
Americas	(1)	-
Other, including Corporate and Non-gold producing subsidiaries	(16)	(2)
Total equity (loss)/income in associates	(1)	10

Segment Reporting Information, Income (Loss) before Income Taxes [Abstract]
Segment income/(loss)
Segment income/(loss)
South Africa	139	156
Continental Africa	78	302
Australasia	(2)	33
Americas	160	222
Other, including Corporate and Non-gold producing subsidiaries	(78)	(29)
Total segment income	297	684

Segments, Geographical Areas [Abstract]
Revenues by area
	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	517	529
Continental Africa	535	728
Australasia	95	115
Americas	393	427
Other, including Corporate and Non-gold producing subsidiaries	4	7
	1,544	1,806
Less: Equity method investments included above	(70)	(86)
Total revenues	1,474	1,720